Filed Pursuant to Rule 497(c)
1933 Act File No. 033-81396
1940 Act File No. 811-08614

BRANDES INVESTMENT TRUST

On behalf of Brandes Investment Trust (the “Trust”) and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the definitive form of Prospectus for Brandes Global Equity Fund, Brandes International Equity Fund, Brandes Emerging Markets Fund, Brandes International Small Cap Equity Fund, Brandes Core Plus Fixed Income Fund, Brandes Credit Focus Yield Fund, and Brandes Separately Managed Account Reserve Trust, which was filed pursuant to Rule 497(c) on February 5, 2013.  The purpose of this filing is to submit the 497(c) filing dated February 5, 2013 in XBRL for the Brandes Global Equity Fund, Brandes International Equity Fund, Brandes Emerging Markets Fund, Brandes International Small Cap Equity Fund, Brandes Core Plus Fixed Income Fund, Brandes Credit Focus Yield Fund, and Brandes Separately Managed Account Reserve Trust.

The XBRL exhibits attached hereto consist of the following:

INDEX TO EXHIBITS

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE